Income Tax (Tables)	12 Months Ended
Feb. 28, 2017
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2017	2016	2015

(Loss) before tax from continuing operations	$(3,103,321)	$(3,919,581)	$(3,834,724)
Earnings (loss) before tax from discontinued operations	(926,111)	2,179,643	3,373,649
Earnings (loss) before income taxes:
Canada	$(4,029,432)	$(1,739,938)	$461,075
United States	-	-	(16,528)
Total	(4,029,432)	$(1,739,938)	$444,547

Provision (recovery) for income taxes:
Current	$-	$-	$-
Deferred, Canada	2,480,257	(436,654)	108,965
Deferred, United States	-	-	-
Total	$2,480,257	$(436,654)	$108,965

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2017	2016	2015
Tax at statutory rates at CDN rates	$(1,047,652)	$(452,384)	$115,582
Foreign loss taxed at US rates	-	-	(4,297)
Effect of foreign exchange on loss carry-forwards	-	(704,281)	(174,257)
Non-deductible expenses (revenue)	(55,681)	7,352	(37,861)
Other items, net	-	-	42,380
Change in valuation allowance	3,583,590	712,659	167,418

Income tax provision (recovery) for year	$2,480,257	$(436,654)	$108,965

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2017	2016

Operating and other losses carried forward	$6,589,096	$6,127,452
Property, plant and equipment	1,451,069	809,380
Trademark and deferred costs	112,245	112,245
Financing costs	-	-
Total deferred tax assets	8,152,410	7,049,077
Valuation allowance	(8,152,410)	(4,568,820)

Net deferred tax assets	$-	$2,480,257